Commitments and Contingencies - Future Minimum Commitments Under Capital Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Mar. 31, 2017
Commitments And Contingencies [Line Items]
Remainder of 2018	$ 904
2019	1,118
2020	856
2021	856
2022	214
Total minimum lease payments	3,948
Less: Amount representing interest	(338)
Present value of capital lease obligations	3,610
Less: Current portion	(970)	$ (233)
Long-term capital lease obligations	2,640	$ 245
191 Spring Lease [Member]
Commitments And Contingencies [Line Items]
Remainder of 2018	1,484
2019	3,562
2020	3,562
2021	3,562
2022	3,562
Thereafter	19,885
Total minimum lease payments	$ 35,617